Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Mariner Hyman Beck Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies. The Portfolio seeks to achieve its investment objectives using two principal strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  Short-Term Fixed Income Strategy: The Portfolio will invest directly in short-term fixed income securities. The Advisor’s decisions are driven by liquidity, rating and time to maturity. This portion of the portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

  Global Macro Managed Futures Strategy: The Portfolio will execute its global macro managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled Cayman subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in limited partnerships, corporations, limited liability companies and other types of pooled investments (each an "Underlying Fund"). The Subsidiary is subject to the same investment restrictions as the Portfolio when viewed on a consolidated basis.

  The global macro managed futures strategy is intended to provide returns non-correlated with traditional portfolios through allocation to alternative investments. The Advisor implements the strategy based on multiple forms of diversification: (1) across market sectors; (2) across geography; (3) across short, medium and long term holding periods; and (4) across different types of strategies such as trend following (identifying opportunities as prices trend up and down), and mean reversion (analyzing statistics over the long term and investing as prices revert to the long term price average).  This strategy can be deployed by investing in Underlying Funds that use a single strategy as well as Underlying Funds that use multiple strategies. Each Underlying Fund invests according to its manager's trading strategy or strategies, and will generally trade a diversified portfolio of commodity interests, including but not limited to: futures contracts, forward contracts, foreign exchange commitments, options on physical commodities and on futures contracts, spot (cash) commodities and currencies. The holding periods for trades may vary and could last from a few days to over one year. Quantitative models driven mainly by volatility and correlation measurements are used in order to control investment biases (such as biases for larger contracts or higher margin contracts).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the Subsidiary.

  Commodities Risk.  Investing in the commodities markets (directly or indirectly) may subject the Portfolio to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes.

  Derivatives Risk.  The Portfolio may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

  Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

  Foreign Currency Risk.  Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Portfolio is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  General Market Risk.  The risk that the value of the Portfolio's shares will fluctuate based on the performance of the Portfolio's investments and other factors affecting the commodities and/or securities markets generally.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk.  Using derivatives to increase the Portfolio's combined long and short exposure creates leverage, which can magnify the Portfolio's potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio's share price.

  Limited History of Operations.  The Portfolio is a new mutual fund and has a limited history of operation. In addition, RJO Investment Management, LLC (the "Advisor") has limited experience managing a mutual fund.

  Liquidity Risk.  Liquidity risk exists when particular investments of the Portfolio would be difficult to purchase or sell, possibly preventing the Portfolio from selling such illiquid securities at an advantageous time or price, or possibly requiring the Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk.  The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

  Market Risk.  Overall securities and derivatives market risks may affect the value of individual instruments in which the Portfolio invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

  Short Position Risk.  While the Portfolio will not take short positions, the Underlying Funds may. As a result, the Underlying Funds (and indirectly the Portfolio) will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Underlying Fund manager's ability to accurately anticipate the future value of a security or instrument. The Underlying Funds' losses are potentially unlimited in a short position transaction.

  Strategy Risk.  The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other investments.

  Tax Risk.  By investing in commodities indirectly through the Subsidiary, the Portfolio will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Portfolio.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Portfolio as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service ("IRS") has issued a number of private letter rulings to other mutual funds (unrelated to the Portfolio), which indicate that certain income from an investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  However, the IRS has suspended issuance of any further letters pending a review of its position.  While the Portfolio believes that these rulings evidence the current view of the IRS, consistently applied to a number of similarly situated mutual funds, if the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Portfolio retroactively), the income from the Portfolio's investment in the Subsidiary might not be qualifying income, and the Portfolio might not qualify as a regulated investment company for one or more years.

  Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, operating expenses, and may pay performance based fees to the respective Underlying Fund manager.  Any performance based fees will be paid by the Underlying Fund to its manager without regard to the performance of other managers or the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by calling toll-free at 1-855-542-4MHB (4642).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Portfolio's current fiscal year.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-542-4642
Mariner Hyman Beck Portfolio | Mariner Hyman Beck Portfolio Class 1 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	135
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	421
Mariner Hyman Beck Portfolio | Mariner Hyman Beck Portfolio Class 2 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576

[1]	Estimated for the Portfolio's current fiscal year. Other Expenses do not include the costs of investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (the "Underlying Funds"). The Portfolio estimates that Underlying Fund expenses, if presented, would be 2.04%. This estimate does not include performance-based fees for Underlying Funds, which cannot be meaningfully estimated. The expenses of the Portfolio's wholly-owned subsidiary are consolidated with those of the Portfolio and are not presented as a separate expense.